Shareholder Report, Average Annual Return (Details) 197365_Optimize Strategy Index ETF_TF_TSR Annual {TF}	12 Months Ended	23 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Optimize Strategy Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Optimize Strategy Index ETF NAV
Average Annual Return, Percent	35.62%	21.67%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	16.12%